PREPAID EXPENSE AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSE AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expense and Other Current Assets

Prepaid expense and other current assets consist of the following:

	December 31,
	2012	2013
Spare parts	$3,975,860	$6,264,805
Prepaid Value added tax ("VAT")	18,705,984	13,546,880
Prepaid insurance fee	471,721	1,016,625
Others	780,402	3,042,380
Total	$23,933,967	$23,870,690